Common Stock Options (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Common Stock Options [Abstract]
Number of shares available for future grant	4,000
Intrinsic value of options exercised	$ 91,721	$ 107,335	$ 91,956
Period from grant date in which options become exercisable	6 months
Share Based Compensation Arrangement By Share Based Payment Award Option Expiration Period	10 years
Amount recieved for exercise of options	$ 99,550	$ 164,285	$ 153,180